Accrued and Other Current Liabilities	12 Months Ended
Jun. 30, 2022
MSGE SPINCO, INC [Member]
Accrued and Other Current Liabilities [Line Items]
Accrued and Other Current Liabilities
Note 12. Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following:

	As of
	June 30, 2022	June 30, 2021
Accrued payroll and employee related liabilities	$88,501	$50,158
Cash due to promoters	78,428	37,877
Accrued expenses	43,791	35,028

Total accrued and other current liabilities	$210,720	$123,063